Credit Risk - Movement in gross exposures and impairment allowance (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	£ 0
Total exchange and other adjustments	196
Total income statement charge for the period	688	£ 293
Financial guarantee contracts
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(7)	(11)
Post write-off recoveries	7	20
Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	64
Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(28)
Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
Recoveries and reimbursements	(36)
Loans and advances
Loans and advances at amortised cost
Opening balance	4,352
Ending balance	4,298
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	553
Loans and advances | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(134)
Loans and advances | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	15
Loans and advances | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	672
Retail mortgages
Loans and advances at amortised cost
Opening balance	393
Ending balance	359
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(25)
Retail mortgages | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(3)
Retail mortgages | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(2)
Retail mortgages | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(20)
Retail credit cards
Loans and advances at amortised cost
Opening balance	2,363
Ending balance	2,525
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	501
Retail credit cards | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(24)
Retail credit cards | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	4
Retail credit cards | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	521
Retail other
Loans and advances at amortised cost
Opening balance	238
Ending balance	166
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(35)
Retail other | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(15)
Retail other | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	7
Retail other | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(27)
Corporate loans
Loans and advances at amortised cost
Opening balance	1,317
Ending balance	1,195
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	100
Corporate loans | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	(103)
Corporate loans | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	5
Corporate loans | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	198
Debt securities and other
Loans and advances at amortised cost
Opening balance	41
Ending balance	53
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	12
Debt securities and other | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	11
Debt securities and other | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs	1
Debt securities and other | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs
ECL movement on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(65)
ECL movement on loan commitments and other financial guarantees | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(47)
ECL movement on loan commitments and other financial guarantees | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(36)
ECL movement on loan commitments and other financial guarantees | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	18
ECL movement on other financial assets
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	4
ECL movement on other financial assets | Stage 1
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	8
ECL movement on other financial assets | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	4
ECL movement on other financial assets | Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement	(8)
Gross exposure | Loans and advances | Financial assets at amortised cost
Loans and advances at amortised cost
Write-offs	(404)	(560)
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	404	560
Post write-off recoveries	7	20
Net write-offs	397	£ 540
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(25)
Gross exposure | Retail mortgages | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(21)
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Gross exposure | Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	11,798
Business activity in the period	622
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,430)
Final repayments	(1,028)
Disposals	0
Write-offs	(9)
Ending balance	8,953
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	9
Gross exposure | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	10,458
Business activity in the period	622
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,154)
Final repayments	(902)
Disposals	0
Write-offs	0
Ending balance	7,791
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(218)
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	65
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(90)
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	10
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	362
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(58)
Final repayments	(45)
Disposals	0
Write-offs	0
Ending balance	395
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	218
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(65)
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(36)
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	19
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	978
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(218)
Final repayments	(81)
Disposals	0
Write-offs	(9)
Ending balance	767
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	9
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	126
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(29)
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,918)
Gross exposure | Retail credit cards | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,448)
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(469)
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Gross exposure | Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	27,678
Business activity in the period	950
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,116)
Final repayments	(82)
Disposals	(12)
Write-offs	(325)
Ending balance	27,093
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	325
Gross exposure | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	22,669
Business activity in the period	904
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,052)
Final repayments	(65)
Disposals	0
Write-offs	0
Ending balance	21,829
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(1,468)
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	1,033
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(197)
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	5
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	3,880
Business activity in the period	45
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	64
Final repayments	(17)
Disposals	0
Write-offs	0
Ending balance	4,007
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	1,468
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(1,033)
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(404)
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	4
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	1,129
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(128)
Final repayments	0
Disposals	(12)
Write-offs	(325)
Ending balance	1,257
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	325
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	601
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(9)
Gross exposure | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,197)
Gross exposure | Retail other | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,120)
Gross exposure | Retail other | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(30)
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(47)
Gross exposure | Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	7,962
Business activity in the period	1,095
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,372)
Final repayments	(1,031)
Disposals	(75)
Write-offs	(10)
Ending balance	5,569
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	10
Gross exposure | Retail other | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	6,915
Business activity in the period	1,086
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,145)
Final repayments	(909)
Disposals	0
Write-offs	0
Ending balance	4,583
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(446)
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	138
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(57)
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	524
Business activity in the period	6
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(79)
Final repayments	(75)
Disposals	0
Write-offs	0
Ending balance	650
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	446
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(138)
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(41)
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	7
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	523
Business activity in the period	3
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(148)
Final repayments	(47)
Disposals	(75)
Write-offs	(10)
Ending balance	336
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	10
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	98
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(8)
Gross exposure | Disposal | Financial assets at amortised cost
Loans and advances at amortised cost
Disposals	(64)
Gross exposure | Debt sales | Financial assets at amortised cost
Loans and advances at amortised cost
Disposals	(11)
Gross exposure | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,604
Gross exposure | Corporate loans | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,862
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	534
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	208
Gross exposure | Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	108,226
Business activity in the period	12,574
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	973
Final repayments	(15,313)
Disposals	(110)
Write-offs	(60)
Ending balance	106,290
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	60
Gross exposure | Corporate loans | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	96,799
Business activity in the period	12,224
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,810
Final repayments	(14,659)
Disposals	0
Write-offs	0
Ending balance	95,647
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(4,747)
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	4,312
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(139)
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	47
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	10,492
Business activity in the period	315
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,049)
Final repayments	(563)
Disposals	0
Write-offs	0
Ending balance	9,469
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	4,747
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(4,312)
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(225)
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	64
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	935
Business activity in the period	35
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	212
Final repayments	(91)
Disposals	(110)
Write-offs	(60)
Ending balance	1,174
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	60
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	364
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(111)
Gross exposure | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Gross exposure | Debt securities and other | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Gross exposure | Debt securities and other | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Gross exposure | Debt securities and other | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Gross exposure | Debt securities and other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	30,663
Business activity in the period	11,516
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(845)
Final repayments	(2,171)
Disposals	0
Write-offs	0
Ending balance	39,163
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	26,967
Business activity in the period	11,438
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(768)
Final repayments	(1,998)
Disposals	0
Write-offs	0
Ending balance	35,497
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(260)
Gross exposure | Debt securities and other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	118
Gross exposure | Debt securities and other | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	3,691
Business activity in the period	78
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(79)
Final repayments	(168)
Disposals	0
Write-offs	0
Ending balance	3,664
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	260
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(118)
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	5
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Final repayments	(5)
Disposals	0
Write-offs	0
Ending balance	2
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Gross exposure | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Retail mortgages | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Retail mortgages | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Retail mortgages | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	393
Business activity in the period	3
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(26)
Final repayments	2
Disposals	0
Write-offs	9
Ending balance	359
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	(9)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	12
Business activity in the period	3
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	9
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	3
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	25
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4
Final repayments	1
Disposals	0
Write-offs	0
Ending balance	23
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(3)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(3)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	356
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(21)
Final repayments	1
Disposals	0
Write-offs	9
Ending balance	327
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	(9)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	3
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(1)
Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Impairment allowance | Retail credit cards | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(19)
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	23
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Impairment allowance | Retail credit cards | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	2,276
Business activity in the period	33
Refinements to models used for calculation	(20)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	542
Final repayments	54
Disposals	8
Write-offs	325
Ending balance	2,444
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	(325)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	331
Business activity in the period	16
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(267)
Final repayments	12
Disposals	0
Write-offs	0
Ending balance	307
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(42)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	290
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(12)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	3
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	1,127
Business activity in the period	16
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	475
Final repayments	36
Disposals	0
Write-offs	0
Ending balance	1,131
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	42
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(290)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(205)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	2
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	818
Business activity in the period	1
Refinements to models used for calculation	(20)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	334
Final repayments	6
Disposals	8
Write-offs	325
Ending balance	1,006
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	(325)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	217
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(5)
Impairment allowance | Retail other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8
Impairment allowance | Retail other | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8
Impairment allowance | Retail other | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Retail other | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Retail other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	238
Business activity in the period	6
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(37)
Final repayments	4
Disposals	35
Write-offs	10
Ending balance	158
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	(10)
Impairment allowance | Retail other | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	38
Business activity in the period	3
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(17)
Final repayments	2
Disposals	0
Write-offs	0
Ending balance	23
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(3)
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	4
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(1)
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	29
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12
Final repayments	1
Disposals	0
Write-offs	0
Ending balance	36
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	3
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(4)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(6)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	2
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	171
Business activity in the period	2
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(32)
Final repayments	1
Disposals	35
Write-offs	10
Ending balance	99
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	(10)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	7
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(3)
Impairment allowance | Corporate loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)
Impairment allowance | Corporate loans | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(26)
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	20
Impairment allowance | Corporate loans | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	872
Business activity in the period	42
Refinements to models used for calculation	93
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	46
Final repayments	81
Disposals	95
Write-offs	60
Ending balance	817
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	(60)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Corporate and Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation	93
Impairment allowance | Corporate loans | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	304
Business activity in the period	20
Refinements to models used for calculation	(49)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(46)
Final repayments	56
Disposals	0
Write-offs	0
Ending balance	201
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	(21)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	49
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(1)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	1
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	275
Business activity in the period	13
Refinements to models used for calculation	142
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(90)
Final repayments	18
Disposals	0
Write-offs	0
Ending balance	280
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	21
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(49)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	(16)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	2
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	293
Business activity in the period	9
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	182
Final repayments	7
Disposals	95
Write-offs	60
Ending balance	336
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	(60)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	17
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	(3)
Impairment allowance | Debt securities and other
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Debt securities and other | Stage 1
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Debt securities and other | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Debt securities and other | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost
Loans and advances at amortised cost
Opening balance	41
Business activity in the period	3
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11
Final repayments	2
Disposals	0
Write-offs	0
Ending balance	53
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Stage 1
Loans and advances at amortised cost
Opening balance	8
Business activity in the period	2
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	19
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	2
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Stage 1 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Stage 1 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Loans and advances at amortised cost
Opening balance	33
Business activity in the period	1
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4
Final repayments	2
Disposals	0
Write-offs	0
Ending balance	34
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	(2)
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Ending balance	0
Reconciliation of ECL movement to impairment charge/(release) for the period
Gross write-offs	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3
Loans and advances at amortised cost
Transfers	0
Impairment allowance | Debt securities and other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3
Loans and advances at amortised cost
Transfers	£ 0